GENERAL (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 01, 2015
Business Acquisition [Line Items]
Accumulated deficit	$ 29,362	$ 27,547
Net loss	1,815	135	$ 1,170
Cash flows used in operating activities	(1,331)	(46)	(1,276)
Investment			1,353
Value of shares issued under private placement	$ 0		188
Vexigo Ltd [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired				100.00%
Consideration for sale of assets			250
Alpha Capital Anstalt [Member]
Business Acquisition [Line Items]
Investment in preferred shares			1,500
Investment in ordinary shares			$ 188
Number of shares issued under private placement	1,315,789	1,315,789
Value of shares issued under private placement	$ 1,500,000	$ 1,500,000